Notes Payable - Schedule of notes payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 384,647	$ 1,435,698	$ 0
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	49,647	145,943
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 335,000	$ 1,289,755